Due to Officers	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Related Party Transactions [Abstract]
Due to Officers
4. Due to Officers

Due to officers consists of unpaid salaries, accrued leave and advances from executives totaling $1,362,214 and $1,148,085 at June 30, 2015 and December 31, 2014, respectively. During 2014, the Company’s chief executive officer advanced $58,720 to SPMSA, of which $52,393 was outstanding at June 30, 2015. The chief executive officer has not been paid a portion of his salary and unreimbursed expenses and was due $108,613 as of June 30, 2015. During 2015 the chief executive officer advanced ZAR 2 million (approximately $162,000) to the Company under a loan agreement; the loan bears interest at the rate of 2% per month. The amount outstanding at June 30, 2015, including accrued interest of $5,009, is $170,861. The Company’s chief financial officer has not been paid his salary since October 2012. The amount owed to the chief financial officer as of June 30, 2015 includes unpaid salary of $783,792 and an amount due to the chief executive officer which has been ceded to the chief financial officer of $246,555.

4. Due to Officers/Stockholders

Due to officers/stockholders consists of unpaid salaries, accrued leave and advances from two executives and one employee/stockholder totaling $1,148,085 and $725,699 at December 31, 2014 and December 31, 2013, respectively. During the period from May to December 2014, the Company’s Chief Executive Officer advanced $58,720 to a subsidiary of the Company. The Company’s chief executive officer has not been paid a portion of his salary since September 30, 2013 and as of December 31, 2014 $303,116 was due. In accordance to an agreement entered into on September 10, 2014 the amount due to the Company’s chief executive officer was ceded to the Company’s chief financial officer in part settlement of an obligation to the Company’s chief financial officer. The Company’s chief financial officer has not been paid any of his salary or and a portion of his business expenses since October 2012. The amount owed to the chief financial officer as of December 31, 2014 includes unpaid salaries of $621,065 and unreimbursed expenses paid on behalf of the Company of $84,103.